Related parties (Details) € in Millions		3 Months Ended
	Jan. 01, 2022 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions					€ 0.8
Outstanding commitments made by entity, related party transactions				€ 1.7
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions | $	$ 4